Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash And Cash Equivalents	$ 5,044	$ 12	$ 3,393
Due from related-parties	273,248	220,336	152,719
Prepaid expenses and other current assets	4,387	8,569	0
Total Current Assets	282,679	228,917	156,112
Land located in Alberta Canada	43,163	43,163	43,163
Other Assets
Intangible assets, net	1	1	1
TOTAL ASSETS	325,843	272,081	199,276
CURRENT LIABILITIES
Trade and other payables	115,342	111,301	70,086
Accrued interest payable, to related parties	5,628,495	4,095,475	2,964,160
Convertible notes, current portion	5,327,920	4,933,122	0
Due to related parties	46,875	46,875	64,719
Total Current Liabilities	11,118,632	9,186,773	3,098,965
NON-CURRENT LIABILITIES
Convertible notes, non current portion	0	0	4,711,764
Total Non-Current Liabilities	0	0	4,711,764
TOTAL LIABILITIES	11,118,632	9,186,773	7,810,729
STOCKHOLDERS' DEFICIT
Preferred Stock, no par value; authorized 10,000,000 shares, 0issued and outstanding 0 and 0 shares, respectively	0	0	0
Common Stock, no par value; issued and outstanding 0696,013,029, 640,633,029, and 596,178,029 shares , 0respectively	51,470,944	50,917,144	50,460,594
Contributed surplus	37,297,127	36,151,385	35,405,592
Accumulated other comprehensive income (loss)	(221,860)	(221,860)	(221,860)
Accumulated Deficit	(99,339,000)	(95,761,361)	(93,255,779)
Total Stockholders' Deficit	(10,792,789)	(8,914,692)	(7,611,453)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 325,843	$ 272,081	$ 199,276